Exhibit 99.2

Ford Credit Auto Lease Trust 2012-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of March 31, 2015

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2015, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2015, leases with a total base residual value of $18,424,830.30 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2015. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31, 2015
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2015-	March	$113,218,312.07
	April	$84,029,248.22	$1,935,392.32	35.15%	$27,718,286.60	25.36%
	May	$65,217,942.48	$1,531,336.95	27.81%	$17,691,801.81	16.18%
	June	$42,964,391.22	$1,027,714.56	18.67%	$21,545,677.53	19.71%
	July	$19,087,339.81	$490,152.59	8.90%	$23,597,247.83	21.59%
	August	$13,297,307.02	$346,169.13	6.29%	$5,537,434.15	5.07%
	September	$6,289,381.17	$160,710.38	2.92%	$6,912,401.55	6.32%
	October	$180,816.56	$4,923.42	0.09%	$6,134,398.20	5.61%
	November	$77,487.04	$2,284.13	0.04%	$101,958.00	0.09%
	December	$75,610.70	$2,284.13	0.04%	$0.00	0.00%
2016-	January	$54,526.87	$1,396.37	0.03%	$20,085.00	0.02%
	February	$53,396.32	$1,396.37	0.03%	$0.00	0.00%
	March	$52,260.26	$1,396.37	0.03%	$0.00	0.00%
	April	$30,140.06	$696.96	0.01%	$21,678.00	0.02%
	May	$0.00	$0.00	0.00%	$30,287.00	0.03%
Total			$5,505,853.68	100.00%	$109,311,255.67	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$114,817,109.35

Ford Credit Auto Lease Trust 2012-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
January 2015	Car	352	88.00%	$(734)	(2.39)%	(5.10)%
	CUV	226	71.97%	$4,102	9.78%	22.18%
	SUV	180	74.38%	$2,839	8.45%	18.58%
	Truck	90	57.32%	$6,165	14.25%	30.11%
	Total/Average	848	76.19%	$2,045	5.74%	12.54%
February 2015	Car	449	88.21%	$(316)	(1.07)%	(2.28)%
	CUV	299	79.10%	$4,161	10.21%	22.57%
	SUV	239	81.02%	$2,991	9.29%	20.48%
	Truck	88	51.16%	$6,466	14.94%	31.74%
	Total/Average	1,075	79.39%	$2,220	6.46%	14.01%
March 2015	Car	493	87.57%	$259	0.86%	1.84%
	CUV	365	78.49%	$4,714	11.61%	25.71%
	SUV	231	79.93%	$3,716	11.28%	25.01%
	Truck	99	49.50%	$7,008	16.04%	34.44%
	Total/Average	1,188	78.31%	2,862	8.18%	17.81%